Utility Plant and Leases - Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	$ 12,444
Operating cash flows from finance leases	33
Financing cash flows from finance leases	212
Operating leases	24,687
Finance leases	13,839
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	1,278
Operating cash flows from finance leases	0
Financing cash flows from finance leases	0
Operating leases	862
Finance leases	0
Centuri
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	11,166
Operating cash flows from finance leases	33
Financing cash flows from finance leases	212
Operating leases	23,825
Finance leases	$ 13,839